Financial Information of the Parent Company	12 Months Ended
Oct. 31, 2025
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY
16.	FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; therefore, the financial statements for the parent company are included herein.

The condensed financial information of the parent company, Decent Holding INC., has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries is reported as income from subsidiaries in the accompanying condensed financial information of parent company.

As of October 31, 2025 and 2024, the Company did not have any outstanding guarantees, long-term obligations, or significant capital and other commitments.

PARENT COMPANY BALANCE SHEETS

	October 31, 2025	October 31, 2024
ASSETS
Current assets
Cash	$64,182	$85,297
Prepaid expenses, current	1,402,714	—
Interest receivable	10,500	—
Due from intercompany entity	1,395,600	6,000
Non-current assets
Investment in subsidiaries	$5,534,567	$5,696,012
Prepaid expenses, non-current	105,000	—
Loan receivable	350,000	—
Deferred IPO cost	—	967,793
Deferred offering cost	19,884	—
Total assets	$8,882,447	$6,755,102

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	$24,000	$—
Due to intercompany entity	1,130,776	1,737,793
Total liabilities	$1,154,776	$1,737,793

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value, 495,000,000 shares authorized, 11,250,000 and 10,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	1,125	1,000
Class B Ordinary shares (US$0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	500	500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,222,882	1,210,094
Statutory reserve	512,732	402,621
Retained earnings	3,118,706	3,551,019
Accumulated other comprehensive loss	(126,774)	(146,425)
Total shareholders’ equity	7,727,671	5,017,309
Total liabilities and shareholders’ equity	$8,882,447	$6,755,102

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended October 31,
	2025	2024	2023
OPERATING EXPENSES	$(1,388,694)	$(247,164)	$(231,540)
INCOME FROM SUBSIDIARIES	1,066,492	2,350,521	2,091,153

NET (LOSS) INCOME	(322,202)	2,103,357	1,859,613
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$(302,551)	$2,202,655	$1,792,548

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended October 31,
	2025	2024	2023
Net cash used in operating activities	$(2,682,408)	$(27,163)	$(31,540)
Net cash used in investing activities	(1,750,100)	(4,000)	(2,000)
Net cash provided by financing activities	4,141,180	105,000	45,000